Commitments- Capital commitments (Details) - Capital commitments - CNY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Capital commitments
No later than 1 year	¥ 25,438	¥ 23,424
Later than 1 year and no later than 5 years	13,781	13,768
More than 5 years	53	403
Total	¥ 39,272	¥ 37,595